Share-based payments (Details 5) - $ / shares	May 09, 2025	Nov. 04, 2024	May 06, 2024
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility	24.99%	23.89%
Exercise price	$ 1,162	$ 1,274
Option life	5 years 6 months	5 years
Risk-free interest rate	6.16%	6.79%
Expected dividends	0.69%	0.63%
Grant date share price	$ 1,155.9	$ 1,268.3
Option One On May 06, 2024 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility			24.65%
Exercise price			$ 1,270
Option life			4 years 6 months
Risk-free interest rate			7.18%
Expected dividends			0.64%
Grant date share price			$ 1,258.69
Option Two On May 06, 2024 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility			25.47%
Exercise price			$ 1,270
Option life			5 years 6 months
Risk-free interest rate			7.19%
Expected dividends			0.64%
Grant date share price			$ 1,258.69